CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE NOTES [Abstract]
Convertible Debts
	As of December 31,
	2021 $	2022 $

2023 Convertible Notes	28,207	31,237
2024 Convertible Notes	131,528	151,459
2025 Convertible Notes	928,683	1,144,794
2026 Convertible Notes	2,387,290	2,042,497
	3,475,708	3,369,987

Issuance of Convertible Notes and Terms
The Company issued the following convertible notes and the terms are as follows:

	2023 Convertible Notes	2024 Convertible Notes	2025 Convertible Notes	2026 Convertible Notes
Issuance date	June 18, 2018	November 18, 2019	May 22, 2020	September 14, 2021
Maturity date	July 1, 2023	December 1, 2024	December 1, 2025	September 15, 2026
Principal amount	$575,000	$1,150,000	$1,150,000	$2,875,000
Interest rate	2.25%	1.00%	2.375%	0.25%
Initial conversion rate	50.5165 American Depositary Shares (“ADSs”) per $1 principal amount, equivalent to $19.80 per ADS	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS	11.0549 ADSs per $1 principal amount, equivalent to $90.46 per ADS	2.0964 ADSs per $1 principal amount, equivalent to $477.01 per ADS
Agreed conversion date	January 1, 2023	June 1, 2024	September 1, 2025	June 15, 2026

Carrying Amount of the Liability Components
The following table presents the carrying amount of the Convertible Notes:

	As of December 31, 2021					As of December 31, 2022
	2023 Convertible Notes $	2024 Convertible Notes $	2025 Convertible Notes $	2026 Convertible Notes $	Total $	2023 Convertible Notes $	2024 Convertible Notes $	2025 Convertible Notes $	2026 Convertible Notes $	Total $

Principal	31,305	152,048	1,149,500	2,875,000	4,207,853	31,300	152,048	1,149,500	2,057,784	3,390,632
Less: unamortized issuance cost and debt discount	(3,098)	(20,520)	(220,817)	(487,710)	(732,145)	(63)	(589)	(4,706)	(15,287)	(20,645)
Net carrying amount	28,207	131,528	928,683	2,387,290	3,475,708	31,237	151,459	1,144,794	2,042,497	3,369,987

Capped Calls
In connection with the offering of 2024 Convertible Notes and 2025 Convertible Notes, the Company entered into separately negotiated capped call transactions with certain counterparties (collectively, the “Capped Calls”). The details of the Capped Calls are as follows:

	2024 Convertible Notes	2025 Convertible Notes

Initial strike price per share	$50.13	$90.46
Initial cap price per share	$70.36	$136.54